SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
COMMON STOCK
Argentina — 0.1%
Consumer Discretionary — 0.1%
Arcos Dorados Holdings Inc., Class A	51,308	$414

Belgium — 1.0%
Consumer Staples — 0.4%
Anheuser-Busch InBev S.A.	19,597	1,627

Materials — 0.6%
Syensqo S.A.	32,369	2,389

		4,016
Brazil — 0.9%
Consumer Discretionary — 0.3%
Cogna Educacao S.A.	541,583	235
Construtora Tenda S	36,721	262
Vibra Energia S.A.	99,351	574
		1,071
Energy — 0.2%
Brava Energia	82,653	305
Petroleo Brasileiro SA, Class A ADR	41,510	608
		913
Financials — 0.1%
Pagseguro Digital Ltd., Class A	60,015	543

Health Care — 0.1%
Fleury SA	94,477	281

Materials — 0.1%
Gerdau S.A. ADR	94,473	382

Utilities — 0.1%
Cia de Saneamento de Minas Gerais Copasa MG	16,401	190

		3,380
Canada — 0.6%
Industrials — 0.6%
Canadian Pacific Kansas City Ltd.	27,910	2,420

Chile — 0.1%
Industrials — 0.1%
Latam Airlines Group S.A.	14,763,592	429

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
China — 7.4%
Communication Services — 1.6%
G-bits Network Technology Xiamen Co. Ltd., Class A	9,300	$491
Giant Network Group Co. Ltd., Class A	85,900	349
NetEase Inc. ADR	9,173	1,176
Tencent Holdings Ltd.	76,100	4,170
Weibo Corp. ADR	23,837	173
		6,359
Consumer Discretionary — 0.8%
Alibaba Group Holding Ltd. ADR	13,362	1,283
Geely Automobile Holdings Ltd.	229,000	492
H World Group Ltd. ADR	8,660	361
JD.com Inc. ADR	13,440	342
Li Ning Co. Ltd.	226,500	425
TAL Education Group ADR [1]	53,106	508
		3,411
Consumer Staples — 0.0%
Guangdong Haid Group Co. Ltd., Class A	27,198	179

Energy — 0.2%
PetroChina Co. Ltd., Class H	678,000	733

Financials — 1.8%
China Construction Bank Corp., Class H	3,210,741	3,304
China International Capital Corp. Ltd., Class H	222,800	597
China Life Insurance Co. Ltd., Class H	200,000	680
China Pacific Insurance Group Co. Ltd., Class H	196,800	674
China Taiping Insurance Holdings Co. Ltd.	70,000	161
Industrial & Commercial Bank of China, Class H	1,529,583	1,254
		6,670
Health Care — 0.6%
China Resources Pharmaceutical Group Ltd.	217,500	118
Jointown Pharmaceutical Group Co. Ltd., Class A	450,300	311
WuXi AppTec Co. Ltd., Class H	95,600	1,874
		2,303
Industrials — 0.9%
CITIC Ltd.	412,000	557
Contemporary Amperex Technology Co. Ltd., Class A	18,597	1,077
COSCO SHIPPING Holdings Co. Ltd., Class H	370,950	615
Harbin Electric Co. Ltd., Class H	142,000	277
JD Logistics Inc. [1]	206,400	309
Sieyuan Electric Co. Ltd., Class A	13,900	355

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
China — (continued)
Industrials (continued)
Yutong Bus Co. Ltd., Class A	110,124	$435
		3,625
Information Technology — 0.6%
Lenovo Group Ltd.	460,000	1,350
Zhongji Innolight Co. Ltd., Class A	5,010	938
		2,288
Materials — 0.9%
Asia - Potash International Investment Guangzhou Co. Ltd., Class A	86,300	520
China Hongqiao Group Ltd.	324,500	830
China Lumena New Materials Corp. [1,2]	4,900	—
Jiangxi Copper Co. Ltd., Class H	85,000	335
Tianqi Lithium Corp., Class A [1]	45,100	408
Zangge Mining Co. Ltd., Class A	48,900	499
Zijin Mining Group Co. Ltd., Class H	218,000	762
		3,354
		28,922
Colombia — 0.1%
Financials — 0.1%
Grupo Cibest S.A. ADR	3,861	307

Denmark — 1.4%
Health Care — 1.4%
Novo Nordisk A, Class B	112,393	5,405

France — 10.6%
Consumer Discretionary — 3.6%
Kering S.A.	35,631	10,068
LVMH Moet Hennessy Louis Vuitton SE	7,447	4,119
		14,187
Financials — 2.8%
BNP Paribas SA	38,249	4,464
Societe Generale S.A.	66,614	5,889
Worldline S.A. [1]	35,670	419
		10,772
Health Care — 0.6%
Sanofi S.A.	29,343	2,517

Industrials — 3.5%
Alstom S.A. [1]	402,675	7,000
Cie de Saint-Gobain S.A.	71,710	6,486
		13,486

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
France — (continued)
Information Technology — 0.1%
Capgemini SE	3,661	$368

		41,330
Germany — 8.8%
Communication Services — 1.4%
Deutsche Telekom AG	198,779	5,417

Financials — 1.1%
Deutsche Bank AG	124,760	4,223

Industrials — 3.1%
Daimler Truck Holding AG	41,550	2,004
Deutsche Lufthansa AG	295,888	3,384
Siemens AG	21,330	6,852
		12,240
Information Technology — 2.7%
Infineon Technologies AG	42,686	3,983
SAP SE	43,313	6,632
		10,615
Materials — 0.3%
LANXESS AG	58,983	1,022

Utilities — 0.2%
E.ON AG	35,411	729

		34,246
India — 4.3%
Consumer Discretionary — 0.3%
Bajaj Auto Ltd.	5,950	611
Eicher Motors Ltd.	2,217	166
Mahindra & Mahindra Ltd.	15,000	486
		1,263
Consumer Staples — 0.1%
Nestle India Ltd.	25,791	383

Energy — 0.6%
Aegis Logistics Ltd.	18,623	231
Chennai Petroleum Corp. Ltd.	46,014	562
Oil & Natural Gas Corp. Ltd.	224,902	558
Oil India Ltd.	62,529	276
Reliance Industries Ltd.	41,928	573
		2,200

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
India — (continued)
Financials — 0.8%
BSE Ltd. [1]	13,406	$547
IIFL Finance Ltd.	43,931	236
LIC Housing Finance Ltd.	102,218	609
Muthoot Finance Ltd.	16,470	521
PNB Housing Finance Ltd.	35,016	384
South Indian Bank Ltd.	1,223,309	590
		2,887
Health Care — 0.3%
Lupin Ltd.	25,746	658
Narayana Hrudayalaya Ltd.	10,867	226
Natco Pharma Ltd.	26,315	259
		1,143
Industrials — 0.2%
Cemindia Projects Ltd.	11,250	154
Gujarat Pipavav Port Ltd.	140,804	225
MTAR Technologies Ltd. [1]	5,473	441
		820
Information Technology — 0.4%
Infosys Ltd. ADR	44,773	470
Sterlite Technologies Ltd. [1]	45,323	294
Tech Mahindra Ltd.	45,783	679
		1,443
Materials — 1.5%
Asian Paints Ltd.	17,842	497
Chambal Fertilisers and Chemicals Ltd.	81,091	401
Grasim Industries Ltd.	15,785	517
Hindalco Industries Ltd.	107,318	1,085
National Aluminium Co. Ltd.	260,080	933
Navin Fluorine International Ltd.	8,294	673
Solar Industries India Ltd.	2,092	413
Vedanta Aluminium Metal Ltd. [1]	193,418	916
Vedanta Iron and Steel Ltd. [1]	193,418	72
Vedanta Ltd.	174,646	518
		6,025
Utilities — 0.1%
PTC India Ltd.	180,262	345
Vedanta Oil and Gas Ltd. [1]	193,418	66
Vedanta Power Ltd. [1]	193,418	82
		493
		16,657

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Indonesia — 0.2%
Consumer Staples — 0.0%
Indofood Sukses Makmur Tbk PT	386,000	$144

Energy — 0.1%
Adaro Andalan Indonesia PT	340,100	148
Alamtri Resources Indonesia Tbk PT	2,039,100	258
		406
Materials — 0.1%
Aneka Tambang Tbk PT	2,259,400	327

		877
Italy — 2.8%
Financials — 2.2%
Banca Monte dei Paschi di Siena SpA	117,618	1,460
Generali	31,670	1,542
UniCredit SpA	62,258	5,567
		8,569
Utilities — 0.6%
Enel SpA	188,599	2,167

		10,736
Japan — 7.2%
Communication Services — 1.0%
KDDI Corp.	237,100	4,003

Financials — 1.7%
Sompo Holdings Inc.	111,400	4,274
Sumitomo Mitsui Financial Group Inc.	56,600	2,209
		6,483
Industrials — 2.0%
FANUC Corp.	32,800	1,483
SMC Corp.	14,400	6,313
		7,796
Information Technology — 2.5%
Renesas Electronics Corp.	323,800	9,573

		27,855
Malaysia — 0.4%
Consumer Staples — 0.1%
SD Guthrie BHD	205,100	301

Industrials — 0.2%
Sime Darby BHD	445,100	233

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Malaysia — (continued)
Industrials (continued)
Zetrix Ai BHD	2,127,900	$397
		630
Materials — 0.1%
Press Metal Aluminium Holdings BHD	242,300	456

		1,387
Mexico — 0.5%
Energy — 0.1%
Vista Energy SAB de CV ADR [1]	7,236	462

Financials — 0.1%
Gentera SAB de CV	164,340	356

Materials — 0.2%
Grupo Mexico SAB de CV, Class B	66,947	757

Real Estate — 0.1%
Fibra Uno Administracion SA de CV [3]	279,063	479

		2,054
Netherlands — 3.5%
Consumer Staples — 1.2%
Heineken NV	54,543	4,587

Financials — 0.9%
ING Groep NV	113,008	3,573

Health Care — 1.4%
Koninklijke Philips NV	200,066	5,431

		13,591
Peru — 0.4%
Financials — 0.4%
Credicorp Ltd.	4,498	1,752

Poland — 0.5%
Consumer Discretionary — 0.1%
LPP S.A.	85	413

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Poland — (continued)
Energy — 0.2%
ORLEN SA	17,398	$586

Financials — 0.2%
Powszechny Zaklad Ubezpieczen SA	44,824	782

		1,781
Qatar — 0.1%
Communication Services — 0.1%
Ooredoo QPSC	94,390	344

Saudi Arabia — 0.4%
Energy — 0.2%
Saudi Arabian Oil Co.	119,198	829

Financials — 0.2%
Banque Saudi Fransi	53,047	274
Riyad Bank	58,588	310
		584
		1,413
Singapore — 0.7%
Financials — 0.7%
United Overseas Bank Ltd.	84,500	2,597

South Africa — 0.9%
Energy — 0.1%
Exxaro Resources Ltd.	29,265	363

Materials — 0.8%
Anglogold Ashanti PLC	12,058	977
Gold Fields Ltd.	32,480	1,093
Impala Platinum Holdings Ltd.	44,134	463
Sasol Ltd. [1]	46,825	462
		2,995
		3,358
South Korea — 9.6%
Communication Services — 0.1%
LG Uplus Corp.	31,736	287

Consumer Discretionary — 0.4%
Hankook Tire & Technology Co. Ltd. [1]	6,344	254
Kia Corp.	11,130	991

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
South Korea — (continued)
Consumer Discretionary (continued)
Youngone Corp.	5,411	$254
		1,499
Consumer Staples — 0.0%
KT&G Corp.	1,710	187

Energy — 0.1%
HD Hyundai Co. Ltd.	3,272	421

Financials — 1.0%
DB Insurance Co. Ltd.	3,841	332
Hana Financial Group Inc.	15,452	1,143
KIWOOM Securities Co. Ltd.	1,633	361
Samsung Securities Co. Ltd.	6,464	453
Shinhan Financial Group Co. Ltd.	14,481	895
Woori Financial Group Inc.	36,580	685
		3,869
Industrials — 0.7%
GS Holdings Corp.	5,243	224
Hanwha Corp.	7,180	462
HD Hyundai Electric Co. Ltd.	214	134
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,369	535
Hyosung Heavy Industries Corp.	278	617
LX INTERNATIONAL CORP.	10,006	238
Samsung Engineering Co. Ltd.	8,370	257
		2,467
Information Technology — 7.3%
BH Co. Ltd.	13,468	185
LG Innotek Co. Ltd.	1,220	772
Samsung Electro-Mechanics Co. Ltd.	1,520	2,143
Samsung Electronics Co. Ltd.	60,820	13,112
SK Hynix Inc.	7,065	12,084
		28,296
Materials — 0.0%
Han Kuk Carbon Co. Ltd. [1]	10,078	174

		37,200
Sweden — 2.0%
Consumer Discretionary — 0.9%
Electrolux AB [1]	1,189,169	3,698
		3,698

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Sweden — (continued)
Information Technology — 1.1%
Hexagon AB, Class B	419,708	$3,468
Octave Intelligence PLC [1]	44,512	718
		4,186
		7,884
Switzerland — 2.2%
Health Care — 1.6%
Roche Holding AG	14,870	6,125

Materials — 0.6%
Sika AG	12,542	2,588

		8,713
Taiwan — 10.8%
Consumer Discretionary — 0.1%
Pou Chen Corp.	277,000	221

Financials — 0.4%
Cathay Financial Holding Co. Ltd.	196,000	605
KGI Financial Holding Co Ltd.	683,000	615
		1,220
Health Care — 0.1%
PharmaEssentia Corp. [1]	13,000	547

Industrials — 0.5%
Eva Airways Corp.	475,000	670
Evergreen Marine Corp. Taiwan Ltd.	156,000	903
Mega Union Technology Inc.	6,000	184
Wan Hai Lines Ltd.	127,000	316
		2,073
Information Technology — 9.6%
Accton Technology Corp.	26,000	2,036
Asia Vital Components Co. Ltd.	12,693	1,006
ASPEED Technology Inc.	3,703	1,917
Chroma ATE Inc.	18,000	1,220
Delta Electronics Inc.	33,000	2,020
Elite Material Co. Ltd.	8,000	1,354
Gigabyte Technology Co. Ltd.	51,000	551
Gold Circuit Electronics Ltd.	48,000	1,808
Hon Hai Precision Industry Co. Ltd.	198,292	1,562
Innodisk Corp.	10,000	507
MediaTek Inc.	2,000	266
MPI Corp.	3,000	574

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
Taiwan — (continued)
Information Technology (continued)
Nanya Technology Corp. [1]	47,000	$668
Taiwan Semiconductor Manufacturing Co. Ltd.	212,000	16,038
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	7,711	3,683
Wistron Corp. [1]	159,000	791
Wiwynn Corp. [1]	7,000	1,018
WPG Holdings Ltd.	86,000	289
WT Microelectronics Co. Ltd.	59,000	396
		37,704
Materials — 0.1%
Nan Ya Plastics Corp.	45,000	235

		42,000
Thailand — 0.4%
Consumer Discretionary — 0.1%
Com7, Class F	378,300	316

Energy — 0.1%
PTT Exploration & Production PCL	88,100	355

Financials — 0.2%
Kasikornbank PCL	109,400	718
Kiatnakin Phatra Bank PCL	101,400	307
		1,025
		1,696
Turkey — 0.3%
Consumer Staples — 0.0%
BIM Birlesik Magazalar AS	23,561	185
Ulker Biskuvi Sanayi AS	73,298	156
		341
Industrials — 0.1%
AG Anadolu Grubu Holding AS	267,602	198

Real Estate — 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS,
Class REIT [3]	1,678,511	744

		1,283
United Arab Emirates — 0.2%
Real Estate — 0.2%
Emaar Properties PJSC	208,434	677

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
United Kingdom — 18.1%
Consumer Discretionary — 0.8%
Berkeley Group Holdings PLC [1]	35,844	$1,663
WH Smith PLC	284,002	1,481
		3,144
Consumer Staples — 3.9%
British American Tobacco PLC	32,389	2,009
Diageo PLC	262,455	5,300
Reckitt Benckiser Group PLC	110,046	7,169
Tesco PLC	112,479	684
		15,162
Financials — 3.9%
Barclays PLC	1,013,987	6,814
NatWest Group PLC	457,900	4,051
Prudential PLC	219,750	2,924
Standard Chartered PLC	55,549	1,504
		15,293
Health Care — 2.9%
AstraZeneca PLC	41,143	7,695
Smith & Nephew PLC	229,405	3,318
		11,013
Industrials — 4.6%
Melrose Industries PLC	552,656	3,481
RELX PLC (EUR)	119,528	3,767
Rolls-Royce Holdings PLC	394,197	7,554
Smiths Group PLC	63,167	2,145
Wizz Air Holdings PLC [1]	69,442	1,096
		18,043
Real Estate — 0.5%
Segro PLC [3]	173,538	2,015

Utilities — 1.5%
National Grid PLC	201,607	3,337
SSE PLC	73,319	2,369
		5,706
		70,376
United States — 2.3%
Consumer Discretionary — 1.4%
Carnival Corp. Ltd.	189,635	5,418

SCHEDULE OF INVESTMENTS (continued)

June 30, 2026 (Unaudited)

Causeway International Opportunities Fund	Number of Shares	Value (000)
United States — (continued)
Materials — 0.9%
Smurfit WestRock PLC	73,661	$3,407

		8,825
Total Common Stock
(Cost $293,246) — 98.8%		383,925

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government
& Agency Portfolio, Institutional Class, 3.57% *	3,475,783	3,476

Total Short-Term Investment
(Cost $3,476) — 0.9%		3,476

Total Investments — 99.7%
(Cost $296,722)		387,401

Other Assets in Excess of Liabilities — 0.3%		1,338

Net Assets — 100.0%		$388,739

*	The rate reported is the 7-day effective yield as of June 30, 2026.

[1]	Non-income producing security.

[2]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

[3]	Real Estate Investment Trust.

ADR     American Depositary Receipt

PJSC     Public Joint-Stock Company

QPSC    Qatari Public Shareholding Company

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments in Securities	(000)	(000)	(000)†	(000)
Common Stock
Argentina	$414	$—	$—	$414
Belgium	4,016	—	—	4,016
Brazil	3,380	—	—	3,380
Canada	2,420	—	—	2,420

SCHEDULE OF INVESTMENTS (concluded)

June 30, 2026 (Unaudited)

	Level 1	Level 2	Level 3		Total
Investments in Securities	(000)	(000)	(000)†		(000)
Chile	$429	$—	$—		$429
China	28,922	—	—	^	28,922
Colombia	307	—	—		307
Denmark	5,405	—	—		5,405
France	41,330	—	—		41,330
Germany	34,246	—	—		34,246
India	16,657	—	—		16,657
Indonesia	877	—	—		877
Italy	10,736	—	—		10,736
Japan	27,855	—	—		27,855
Malaysia	1,387	—	—		1,387
Mexico	2,054	—	—		2,054
Netherlands	13,591	—	—		13,591
Peru	1,752	—	—		1,752
Poland	1,781	—	—		1,781
Qatar	344	—	—		344
Saudi Arabia	1,413	—	—		1,413
Singapore	2,597	—	—		2,597
South Africa	3,358	—	—		3,358
South Korea	37,200	—	—		37,200
Sweden	7,884	—	—		7,884
Switzerland	8,713	—	—		8,713
Taiwan	42,000	—	—		42,000
Thailand	—	1,696	—		1,696
Turkey	1,283	—	—		1,283
United Arab Emirates	677	—	—		677
United Kingdom	70,376	—	—		70,376
United States	8,825	—	—		8,825
Total Common Stock	382,229	1,696	—		383,925
Short-Term Investment	3,476	—	—		3,476
Total Investments in Securities	$385,705	$1,696	$—		$387,401

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-004-3400